Investment in Other Investment - Schedule of Investment in Other Investment (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Schedule of Investment in Other Investment [Abstract]
Shares at cost	$ 246,779	RM 1,006,240